CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Temporary equity shares outstanding	0
Common stock par or stated value per share	$ 0.0001
Common stock shares authorized	5,000,000
Common stock shares issued	1,437,500
Common stock shares outstanding	1,437,500
Maximum shares subject to forfeiture	187,500
Common Stock Subject To Redemption Member [Member]
Temporary equity shares outstanding	0
Over-Allotment Option [Member]
Maximum shares subject to forfeiture	187,500
BETTER THERAPEUTICS OPCO [Member]
Common units authorized	0	6,250,000
Common units issued	0	4,000,000
Common units outstanding	0	4,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	14,000,000	0
Common stock shares issued	5,697,314	0
Common stock shares outstanding	5,697,314	0
BETTER THERAPEUTICS OPCO [Member] | Series Seed Preferred Convertible Units [Member]
Temporary equity shares authorized	0	1,066,667
Temporary equity shares issued	0	1,066,667
Temporary equity shares outstanding	0	1,066,667
BETTER THERAPEUTICS OPCO [Member] | Series A Convertible Preferred Units [Member]
Temporary equity shares authorized	0	5,500,000
Temporary equity shares issued	0	4,999,807
Temporary equity shares outstanding	0	4,999,807
BETTER THERAPEUTICS OPCO [Member] | Series Seed Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares authorized	1,066,667	0
Temporary equity shares issued	1,066,667	0
Temporary equity shares outstanding	1,066,667	0
BETTER THERAPEUTICS OPCO [Member] | Series A Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares authorized	4,999,807	0
Temporary equity shares issued	4,999,807	0
Temporary equity shares outstanding	4,999,807	0